Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 35.7%
Industrials 11.7%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	1,985	1,985
Arcline FM Holdings, LLC
2025 Fungible Add On Term Loan, 0.00%, (SOFR + 2.75%), 06/23/30 (a) (b)	2,000	2,005
Artera Services, LLC
2024 Term Loan, 8.12%, (1 Month Term SOFR + 4.50%), 02/07/31 (a)	2,447	2,158
Ascensus Group Holdings Inc.
2024 Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 08/02/28 (a)	998	973
2025 2nd Lien Term Loan B, 8.87%, (1 Month Term SOFR + 5.25%), 11/20/33 (a) (c)	1,000	1,005
Brock Holdings III, Inc.
2024 Term Loan B, 9.66%, (3 Month Term SOFR + 5.75%), 05/01/30 (a) (c)	1,474	1,326
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.41%, (3 Month Term SOFR + 3.75%), 12/30/28 (a)	1,855	693
Columbus McKinnon Corporation
2026 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	881	878
Constant Contact Inc.
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	996	964
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	1,640	833
CP Iris HoldCo I, Inc.
2025 Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 10/20/32 (a)	1,938	1,839
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,980	1,971
Crash Champions, LLC
2024 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,970	1,835
Daintree Bidco Pty Ltd
USD Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 04/11/33 (a)	1,000	995
Darktrace PLC
2nd Lien Term Loan, 8.93%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	1,000	906
DS Parent Inc.
Term Loan B, 9.20%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,960	1,574
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	1,319	1,322
2024 1st Lien Term Loan B2, 5.62%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	502	503
EMG Utica, LLC
2025 Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 10/24/29 (a)	1,975	1,980
EMRLD Borrower LP
2024 Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 06/18/31 (a)	2,199	2,196
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 9.96%, (3 Month Term SOFR + 6.00%), 05/21/29 (a)	417	416
FR BR Holdings, L.L.C.
2025 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 10/09/30 (a) (c)	1,853	1,853
Gaia Purchaser Inc
Term Loan B, 0.00%, (SOFR + 4.00%), 06/24/33 (a) (b)	2,000	1,997
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	1,977	1,972
Gategroup Fin Luxembourg SA
USD Repriced Term Loan B, 7.19%, (3 Month Term SOFR + 3.50%), 06/10/32 (a)	1,985	1,990
Genuine Financial Holdings, LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 09/27/30 (a)	1,965	1,899
Icebox Holdco III, Inc.
2021 2nd Lien Term Loan, 10.20%, (3 Month Term SOFR + 6.50%), 12/21/29 (a)	1,000	1,004
Jupiter Buyer, Inc.
2024 Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 10/10/31 (a)	885	886
LBM Acquisition LLC
2025 Incremental Term Loan, 8.65%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	1,588	1,416
LSF12 Badger Bidco LLC
Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 07/25/30 (a)	1,790	1,794
LSF12 Helix Parent LLC
USD Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 02/28/33 (a)	912	895
Max US Bidco Inc.
Term Loan B, 8.70%, (3 Month Term SOFR + 5.00%), 10/02/30 (a)	1,975	1,793
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.77%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	2,000	1,982
Orion US Finco Inc.
2nd Lien Term Loan, 9.17%, (3 Month Term SOFR + 5.50%), 07/29/33 (a)	2,000	1,970
Petco Health and Wellness Company, Inc.
2026 Term Loan B, 7.95%, (3 Month Term SOFR + 4.25%), 01/22/31 (a)	1,995	1,969
Qxo, Inc.
2026 Term Loan B, 0.00%, (SOFR + 2.00%), 06/03/33 (a) (b)	1,500	1,496
Radar Bidco S.a r.l.
2026 USD Repriced Term Loan, 6.42%, (3 Month Term SOFR + 2.75%), 04/04/31 (a)	1,662	1,658
Star Holding LLC
2024 1st Lien Term Loan B, 8.12%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,965	1,962
Synechron Inc.
Term Loan B, 7.45%, (3 Month Term SOFR + 3.75%), 09/25/31 (a)	1,975	1,840
TK Elevator Midco GmbH
2026 USD Term Loan B, 6.44%, (3 Month Term SOFR + 2.75%), 04/03/30 (a)	1,000	1,004
TKC Holdings, Inc.
2026 Term Loan, 8.14%, (1 Month Term SOFR + 4.50%), 08/17/30 (a)	1,995	1,985
TMC Buyer, Inc.
2024 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 10/27/30 (a)	1,812	1,817
TransDigm, Inc.
2026 Term Loan N, 6.12%, (1 Month Term SOFR + 2.50%), 02/13/33 (a)	2,050	2,050
Trulite Holding Corp.
Term Loan, 9.68%, (3 Month Term SOFR + 6.00%), 02/15/31 (a)	1,875	1,644
Veritiv Corporation
Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,965	1,854
		69,087
Health Care 6.0%
ADMI Corp.
2023 Term Loan B5, 9.37%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	1,496	1,401
Auris Luxembourg III S.a r.l.
2026 USD Term Loan B, 6.91%, (3 Month Term SOFR + 3.25%), 02/28/29 (a)	5	5
2026 USD Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 02/28/29 (a)	1,965	1,966
2026 USD Term Loan B, 0.00%, (SOFR + 3.25%), 02/27/32 (a) (b)	2,000	2,001
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.37%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	3,935	3,940

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
2025 Term Loan B, 9.87%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	1,980	1,918
Grifols Worldwide Operations USA, Inc.
2026 USD Term Loan B, 0.00%, (6 Month Term SOFR + 2.50%), 04/01/33 (a) (b)	2,000	2,004
Heartland Dental, LLC
2025 Term Loan, 7.12%, (1 Month Term SOFR + 3.50%), 07/31/32 (a)	1,975	1,975
Help At Home, Inc.
2024 Term Loan B, 8.62%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,949	1,718
Hologic, Inc.
2026 USD Term Loan B, 5.99%, (3 Month Term SOFR + 2.25%), 01/14/33 (a)	2,000	1,955
LifePoint Health, Inc.
2024 Incremental Term Loan B1, 7.18%, (3 Month Term SOFR + 3.50%), 05/17/31 (a)	2,475	2,428
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.62%, (1 Month Term SOFR + 6.00%), 12/05/30 (a)	998	1,003
Raven Acquisition Holdings LLC
Term Loan B, 6.62%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	1,843	1,817
Select Medical Corporation
2024 Term Loan B, 5.62%, (1 Month Term SOFR + 2.00%), 11/19/31 (a)	1,496	1,494
Sound Inpatient Physicians
2024 Tranche C Term Loan (Third Out), 10.71%, (3 Month Term SOFR + 6.75%), 06/28/29 (a)	2,000	1,985
Summit Behavioral Healthcare LLC
2025 FLSO Term Loan, 7.95%, (3 Month Term SOFR + 4.25%), 12/31/29 (a)	1,955	1,062
2025 FLFO Term Loan, 9.45%, (3 Month Term SOFR + 5.75%), 12/31/29 (a)	334	334
Team Health Holdings, Inc.
2026 Repriced Term Loan B, 7.66%, (3 Month Term SOFR + 4.00%), 06/30/28 (a)	1,980	1,980
Team Services Group
2026 Term Loan B, 8.95%, (3 Month Term SOFR + 5.25%), 03/31/33 (a)	2,000	1,952
Viant Medical Holdings, Inc.
2024 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	2,475	2,324
		35,262
Information Technology 5.5%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.20%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	2,500	2,462
Bending Spoons US Inc.
USD Term Loan B, 9.49%, (1 Month Term SOFR + 5.88%), 02/19/31 (a)	1,843	1,808
Bingo Holdings I LLC
Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	1,985	1,981
Cloudera, Inc.
2021 Second Lien Term Loan, 9.72%, (1 Month Term SOFR + 6.00%), 10/01/29 (a)	2,000	1,343
Confluence Technologies, Inc.
2025 Term Loan, 8.65%, (3 Month Term SOFR + 5.00%), 07/30/28 (a) (c)	611	605
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	1,000	909
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.37%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	2,000	1,925
EP Purchaser, LLC
2023 Term Loan B, 8.28%, (3 Month Term SOFR + 4.50%), 11/06/28 (a)	1,295	828
Gainwell Acquisition Corp.
Term Loan B, 7.80%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,474	2,435
Galaxy US Opco Inc.
Term Loan, 8.91%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	2,059	1,879
Imprivata, Inc
2026 Term Loan B, 0.00%, (SOFR + 3.75%), 12/03/29 (a) (b)	1,000	999
ITG Communications, LLC
Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 07/01/31 (a)	1,975	1,940
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/08/32 (a)	2,000	1,800
Kaseya Inc.
2025 2nd Lien Term Loan B, 8.66%, (3 Month Term SOFR + 5.00%), 03/07/33 (a)	1,500	902
Newfold Digital Holdings Group Inc.
2025 New Money Tranche A Term Loan, 9.36%, (1 Month Term SOFR + 5.75%), 04/30/29 (a)	695	560
Peraton Corp.
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	790	528
Project Alpha Intermediate Holding, Inc.
2025 2nd Lien Incremental Term Loan, 8.70%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	2,000	1,088
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.00%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	1,401	1,429
RealPage, Inc.
2024 Incremental Term Loan, 7.45%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,481	1,390
Resilience Parent LLC
2nd Lien Term Loan, 8.85%, (6 Month Term SOFR + 5.25%), 01/23/34 (a) (c)	1,429	1,418
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 04/24/28 (a)	494	376
2021 2nd Lien Term Loan, 11.18%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,147
WatchGuard Technologies Inc.
Term Loan, 8.87%, (1 Month Term SOFR + 5.25%), 07/02/29 (a)	1,969	1,823
Zayo Group Holdings, Inc.
2025 USD Term Loan, 7.23%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	1,058	1,057
		32,632
Materials 4.2%
Glatfelter Corp
Term Loan B, 7.87%, (1 Month Term SOFR + 4.25%), 10/10/31 (a)	2,260	2,243
IRIS Holdings Inc.
Term Loan, 8.51%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	1,965	1,867
Natgasoline LLC
2025 Term Loan B, 9.12%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	1,453	1,449
Nouryon Finance B.V.
2026 USD Term Loan B, 0.00%, (SOFR + 3.50%), 07/03/31 (a) (b)	2,000	1,998
Olympus Water US Holding Corporation
2025 USD Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 07/26/32 (a)	1,995	1,992
PMHC II, Inc.
2026 1st Out Term Loan A, 9.90%, (3 Month Term SOFR + 6.25%), 04/30/30 (a)	1,000	962
SCIL IV LLC
USD Term Loan B, 7.66%, (3 Month Term SOFR + 4.00%), 10/09/32 (a)	995	991
Spa Holdings 3 Oy
2025 USD Term Loan B, 8.21%, (3 Month Term SOFR + 4.25%), 05/22/30 (a)	2,481	2,467
SupplyOne, Inc.
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	1,955	1,957
Sword Purchaser LLC
USD Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 04/01/33 (a)	2,000	1,948
Trident TPI Holdings, Inc.
2024 Term Loan B7, 7.45%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	1,955	1,871

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Valcour Packaging LLC
2024 New Money Term Loan A1, 0.00%, (SOFR + 5.25%), 10/10/28 (a) (b)	999	996
Vector WP Holdco, Inc.
Term Loan B, 8.73%, (1 Month Term SOFR + 5.00%), 10/12/28 (a)	1,969	1,848
Worthington Steel, Inc.
Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 06/01/33 (a)	2,000	1,994
		24,583
Consumer Discretionary 2.7%
Catawba Nation Gaming Authority
Term Loan B, 8.41%, (3 Month Term SOFR + 4.75%), 12/13/31 (a)	2,000	1,997
Champ Acquisition Corporation
2024 Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 11/08/31 (a)	1,623	1,629
Chewy, Inc.
Term Loan B, 5.45%, (3 Month Term SOFR + 1.75%), 06/23/33 (a)	1,000	999
DexKo Global Inc.
2026 Term Loan B (294mm), 8.66%, (3 Month Term SOFR + 5.00%), 10/06/31 (a)	1,507	1,463
Jack Ohio Finance LLC
2025 Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 01/28/32 (a)	1,492	1,469
Men's Wearhouse, Inc., The
2026 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 01/22/31 (a)	754	759
Michaels Companies, Inc., The
2026 Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 03/02/33 (a)	1,000	994
Peer Holding III B.V.
2025 USD Term Loan B, 5.95%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	997	997
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 8.45%, (3 Month Term SOFR + 4.75%), 08/14/32 (a)	2,000	2,000
PetSmart, Inc.
2025 USD Term Loan B, 7.65%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	1,995	1,991
S&S Holdings LLC
Term Loan, 8.71%, (1 Month Term SOFR + 5.00%), 03/11/28 (a)	1,949	1,924
		16,222
Communication Services 2.1%
888 Acquisitions Limited
USD Term Loan B, 9.02%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,947	1,939
Altice France S.A.
2025 USD Term Loan B12, 8.74%, (3 Month Term SOFR + 5.06%), 10/30/28 (a)	983	981
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	983	1,002
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (a)	496	347
Electronic Arts, Inc.
USD Term Loan B, 0.00%, (SOFR + 3.50%), 03/23/33 (a) (b)	2,000	2,004
Great Outdoors Group, LLC
2025 Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	1,970	1,975
Level 3 Financing Inc.
2026 Term Loan B, 6.38%, (1 Month Term SOFR + 2.75%), 03/29/32 (a)	1,500	1,500
Radiate Holdco, LLC
2025 Delayed Draw Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	334
2025 Term Loan, 7.62%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	334
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 8.39%, (3 Month Term SOFR + 4.75%), 08/13/31 (a)	1,957	1,937
		12,353
Utilities 0.8%
Eastern Power, LLC
Term Loan B, 8.37%, (1 Month Term SOFR + 4.75%), 04/03/28 (a)	1,803	1,806
New Fortress Energy Inc.
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (a) (d) (e)	1,975	1,164
Venture Global Calcasieu Pass, LLC
2026 Term Loan B, 6.94%, (6 Month Term SOFR + 3.25%), 04/02/33 (a)	2,000	2,004
		4,974
Financials 0.8%
Albion Financing 3 S.a r.l.
2025 USD Term Loan, 6.63%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	1,960	1,961
Aretec Group, Inc.
2025 Repriced Term Loan, 6.62%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	978	975
NEXUS Buyer LLC
2025 2nd Lien Term Loan B, 9.37%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	2,000	1,938
		4,874
Consumer Staples 0.7%
Nourish Buyer I Inc.
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (a)	1,995	2,006
PFI Lower Midco LLC
Term Loan B, 7.62%, (1 Month Term SOFR + 4.00%), 11/15/32 (a)	1,990	2,000
		4,006
Energy 0.7%
Freeport LNG Investments, LLLP
2026 Term Loan B, 6.93%, (3 Month Term SOFR + 3.25%), 01/29/33 (a)	2,000	2,002
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.87%, (1 Month Term SOFR + 3.25%), 08/01/29 (a)	1,955	1,960
		3,962
Real Estate 0.5%
Brand Industrial Services Inc.
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,106	863
EE TLB Borrower LLC
Term Loan B, 7.70%, (3 Month Term SOFR + 4.00%), 10/15/32 (a)	1,995	1,997
		2,860
Total Senior Floating Rate Instruments (cost $221,117)		210,815
CORPORATE BONDS AND NOTES 23.2%
Consumer Discretionary 4.1%
Accor
7.25%, (100, 01/11/29), EUR (f) (g)	200	246
Acushnet Company
5.63%, 12/01/33 (h)	590	588
Adi Escrow Issuer LLC
7.13%, 07/15/34 (h)	155	158
Advance Auto Parts, Inc.
7.00%, 08/01/30 (h)	230	235
7.38%, 08/01/33 (h)	230	238
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (g)	202	239
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (g)	150	169
Azelis Finance
4.75%, 09/25/29, EUR (g)	200	232
B&M European Value Retail S.A.
6.50%, 11/27/31, GBP (g)	167	217
Bath & Body Works, Inc.
6.63%, 10/01/30 (h)	135	138
6.88%, 11/01/35	125	128
6.75%, 07/01/36	40	40
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (g)	250	290

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Boots Group Finco LP
5.38%, 08/31/32, EUR (g)	200	234
Carnival Corporation
6.13%, 02/15/33 (h)	475	481
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (g)	100	136
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (h)	645	645
Ceconomy AG
6.25%, 07/15/29, EUR (g)	330	388
Cesar S.P.A.
6.50%, 09/30/31, EUR (g)	250	291
Churchill Downs Incorporated
6.75%, 05/01/31 (h)	115	117
Cirsa Finance International S.a r.l.
6.50%, 03/15/29, EUR (g)	250	295
Clarios Global LP
6.75%, 09/15/32 (h)	330	337
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (h)	320	335
CPUK Mortgage Finance Limited
6.88%, 08/28/32, GBP (g)	250	334
CT Investment GmbH
6.38%, 04/15/30, EUR (g)	200	235
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	100	120
Deuce Finco PLC
7.00%, 11/20/31, GBP (g)	100	135
Discovery Communications, LLC
4.13%, 05/15/29	70	69
Discovery Global Holdings, Inc.
4.28%, 03/15/32	290	260
5.05%, 03/15/42	95	70
Dufry One B.V.
4.50%, 05/23/32, EUR (g)	253	292
Elior Group
5.63%, 03/15/30, EUR (g)	200	223
Eroski Sociedad Cooperativa
5.75%, 05/15/31, EUR (g)	200	238
Essendi S.A.
5.50%, 11/15/31, EUR (g)	200	231
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (g)	150	174
FNAC Darty
6.00%, 04/01/29, EUR (g)	200	235
Fortune Star (BVI) Limited
5.05%, 01/27/27 (g)	330	328
Forvia
5.38%, 03/15/31, EUR (g)	195	227
5.50%, 06/15/31, EUR (g)	350	409
6.75%, 09/15/33 (h)	530	530
Fressnapf Holding SE
5.25%, 10/31/31, EUR (g)	350	407
Gaia Purchaser, Inc.
7.63%, 07/15/33 (h)	125	126
IHO Verwaltungs GmbH
7.00%, 11/15/31, EUR (g) (i)	330	402
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (h) (i)	325	335
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (g)	300	342
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (h)	110	113
8.38%, 10/01/33 (h)	90	92
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (h)	75	73
8.25%, 08/01/31 (h)	180	187
LHMC Finco 2 S.A R.L.
8.63%, 05/15/30, EUR (g) (i) (j)	100	117
Light and Wonder International, Inc.
7.50%, 09/01/31 (h)	130	135
6.25%, 10/01/33 (h)	330	328
Lindblad Expeditions, LLC
7.00%, 09/15/30 (h)	330	341
Macys Retail Holdings
7.38%, 08/01/33 (h)	250	263
Maison Finco PLC
7.25%, 04/30/32, GBP (g)	150	191
Mattamy Homes Limited
6.00%, 12/15/33 (h)	220	211
Michaels Companies, Inc., The
8.50%, 03/15/33 (h)	175	173
11.00%, 03/15/34 (h)	80	78
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (h)	150	146
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (g)	200	263
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (h)	180	188
11.88%, 04/15/31 (h)	70	76
Motel One GmbH
7.75%, 04/02/31, EUR (g)	160	194
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (g)	150	173
Patrick Industries, Inc.
6.38%, 11/01/32 (h)	355	353
Petco Health And Wellness Company, Inc.
8.25%, 02/01/31 (h)	140	141
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	145	192
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (g)	200	275
Prosus N.V.
3.83%, 02/08/51 (g)	390	262
Punch Finance PLC
7.88%, 12/30/30, GBP (g)	150	205
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (g)	200	225
Renault
3.88%, 09/30/30, EUR (g)	200	228
Resideo Funding Inc.
6.50%, 07/15/32 (h)	395	397
Schaeffler AG
4.50%, 03/28/30, EUR (g)	600	694
Six Flags Entertainment Corporation
8.63%, 01/15/32 (h)	80	82
Six Flags Operations Inc.
7.25%, 05/15/31 (h)	335	332
6.63%, 05/01/32 (h)	620	628
Stellantis N.V.
6.88%, (100, 12/16/33), EUR (f) (g)	456	508
Studio City Finance Limited
6.50%, 01/15/28 (g)	250	249
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (g)	300	348
TKC Holdings, Inc.
8.50%, 08/15/30 (h)	140	144
12.00%, 02/15/31 (h)	140	148
Travel + Leisure Co.
6.25%, 06/01/31 (h)	350	352
United Parks And Resorts Inc.
5.25%, 08/15/29 (h)	345	336
V.F. Corporation
4.25%, 03/07/29, EUR	320	367
Valeo
4.50%, 04/11/30, EUR (g)	300	347
5.13%, 05/20/31, EUR (g)	300	354
4.63%, 03/23/32, EUR (g)	100	114
Verde Purchaser, LLC
10.50%, 11/30/30 (h)	220	225
Whirlpool Corporation
7.50%, 07/01/31 (h)	155	157
7.88%, 07/01/34 (h)	150	151
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (h)	205	208
Windsor Holdings III, LLC
8.50%, 06/15/30 (h)	310	323
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (g)	100	113

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
6.13%, 03/13/29, EUR (g)	100	118
3.00%, 10/23/29, EUR (g)	100	109
7.00%, 06/12/30, EUR (g)	100	121
ZF North America Capital, Inc.
7.50%, 03/24/31 (h)	290	292
		24,339
Industrials 3.4%
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (f) (g)	400	465
Adani Ports and Special Economic Zone Limited
3.10%, 02/02/31 (g)	200	180
ADT Security Corporation, The
5.88%, 10/15/33 (h)	205	201
Air France - KLM
4.63%, 05/23/29, EUR (g)	200	235
Amsted Industries Incorporated
6.38%, 03/15/33 (h)	560	566
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (h)	360	342
5.00%, 01/30/31, EUR (g)	300	345
6.25%, 01/30/31 (h)	140	141
Artera Services, LLC
8.50%, 02/15/31 (h)	145	131
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (g)	350	412
Ats Consolidated, Inc.
5.50%, 04/15/29 (h)	95	84
Bombardier Inc.
5.88%, 01/15/35 (h)	390	391
Builders FirstSource, Inc.
6.75%, 05/15/35 (h)	210	214
CACI International Inc.
6.38%, 06/15/33 (h)	315	320
Calderys Financing, LLC
11.25%, 06/01/28 (h)	180	186
CANPACK Group, Inc.
6.00%, 05/15/31 (h)	80	80
CMA CGM
5.00%, 01/15/31, EUR (g)	100	116
Columbus McKinnon Corporation
7.13%, 02/01/33 (h)	275	275
Corporation De Securite Garda World
8.25%, 08/01/32 (h)	430	439
CTEC II GmbH
5.25%, 02/15/30, EUR (g)	200	218
Cyprium Corporation
6.13%, 04/15/31 (h)	235	235
6.38%, 04/15/34 (h)	165	165
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (g)	300	350
Dovalue S.P.A.
5.38%, 11/15/31, EUR (g)	100	115
Edge Finco PLC
8.13%, 08/15/31, GBP (g)	200	276
EMRLD Borrower LP
6.75%, 07/15/31 (h)	195	201
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (g)	100	111
EnerSys
6.63%, 01/15/32 (h)	325	332
Equipmentshare.Com Inc.
8.63%, 05/15/32 (h)	40	42
8.00%, 03/15/33 (h)	305	312
7.13%, 07/01/34 (h)	100	98
ESAB Corporation
5.63%, 04/01/31 (h)	135	135
Gatwick Airport Finance PLC
6.00%, 11/21/30, GBP (g)	200	263
Goat Holdco, LLC
6.75%, 02/01/32 (h)	395	404
Granite Construction Incorporated
6.38%, 06/15/34 (h)	220	224
Herc Holdings Inc.
7.00%, 06/15/30 (h)	567	587
5.75%, 03/15/31 (h)	65	65
7.25%, 06/15/33 (h)	380	396
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (h)	105	61
Kier Group PLC
9.00%, 02/15/29, GBP (g)	200	275
LSF12 Helix Parent, LLC
7.13%, 02/01/33 (h)	215	208
Madison IAQ LLC
5.88%, 06/30/29 (h)	565	564
Manitowoc Company, Inc., The
9.25%, 10/01/31 (h)	255	273
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (h)	450	459
9.25%, 04/15/30 (h)	580	573
Nexans
4.25%, 03/11/30, EUR (g)	300	349
Paprec Holding
4.50%, 07/15/32, EUR (g)	200	228
PODS, LLC
8.75%, 05/15/31 (h)	150	147
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (f) (g)	300	355
Queen Mergerco, Inc.
6.75%, 04/30/32 (h)	755	779
Quikrete Holdings, Inc.
6.38%, 03/01/32 (h)	465	474
6.75%, 03/01/33 (h)	215	219
Sensata Technologies, Inc.
6.63%, 07/15/32 (h)	280	288
Standard Building Solutions Inc.
6.25%, 08/01/33 (h)	340	337
Sword Purchaser, LLC
8.25%, 04/15/33 (h)	195	202
10.50%, 04/15/34 (h)	125	131
Terex Corporation
6.25%, 10/15/32 (h)	815	824
Toucan Finco Ltd.
8.25%, 05/15/30, EUR (g)	150	157
9.50%, 05/15/30 (h) (i)	160	151
TransDigm Inc.
6.88%, 12/15/30 (h)	150	154
6.63%, 03/01/32 (h)	485	497
6.38%, 05/31/33 (h)	25	25
6.13%, 07/31/34 (h)	240	239
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (h)	390	390
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (g)	250	299
8.25%, 07/15/30 (h)	364	384
12.25%, 01/15/31 (h)	180	199
Wesco Distribution, Inc.
6.63%, 03/15/32 (h)	360	371
XPO, Inc.
7.13%, 02/01/32 (h)	705	729
		19,993
Communication Services 3.2%
Altice France
5.50%, 10/15/31, EUR (g)	324	364
6.50%, 10/15/31 (h)	595	575
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (h)	145	146
Bell Canada Inc.
7.00%, 09/15/55	1,145	1,179
Black Pearl Compute LLC
6.13%, 02/15/31 (h)	650	658
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (g)	360	504
CCO Holdings, LLC
5.38%, 06/01/29 (h)	575	562
6.38%, 09/01/29 (h)	15	15
4.50%, 05/01/32	395	349
7.00%, 02/01/33 (h)	170	167
7.38%, 02/01/36 (h)	85	84

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Cipher Compute LLC
7.13%, 11/15/30 (h)	190	198
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (h)	195	202
7.50%, 03/15/33 (h)	300	316
Core Scientific Finance I LLC
7.75%, 05/15/31 (h)	255	258
CSC Holdings, LLC
5.50%, 04/15/27 (h)	90	60
11.25%, 05/15/28 (h)	310	200
11.75%, 01/31/29 (h)	175	106
Digicel International Finance Limited
8.63%, 08/01/32 (g)	200	206
Eircom Limited
5.00%, 04/30/31, EUR (g)	200	231
Elk Grove Village Property LLC
7.50%, 06/15/31 (h)	75	75
Fibercop S.P.A.
5.38%, 04/15/31, EUR (g)	100	118
Grupo Televisa S.A.B.
6.13%, 01/31/46	200	156
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (f) (g)	100	117
6.00%, (100, 09/21/27), EUR (f) (g)	100	118
Level 3 Financing, Inc.
6.88%, 06/30/33 (h)	330	339
7.00%, 03/31/34 (h)	285	294
8.50%, 01/15/36 (h)	110	118
Maya
5.63%, 10/15/28, EUR (g)	200	230
6.88%, 04/15/31, EUR (g)	200	240
Meridian Arc Holdco LLC
6.25%, 04/30/31 (h)	625	625
Neptune BidCo US Inc.
9.50%, 02/15/33 (h)	80	81
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (g)	133	152
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (g)	100	119
1.63%, 01/18/29, EUR (g)	200	217
PR RNO Property Owner 1, LLC
6.50%, 05/01/31 (h)	385	384
Proximus
4.75%, (100, 07/02/31), EUR (f) (g)	300	348
Rogers Communications Inc.
7.13%, 04/15/55	1,035	1,065
SES
3.50%, 01/14/29, EUR (g)	200	226
SoftBank Group Corp.
5.25%, 10/10/29, EUR (g)	285	326
Stingray Compute LLC
6.00%, 06/15/31 (h)	320	321
Sunrise FinCo I B.V.
4.63%, 05/15/32, EUR (g)	250	285
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (h)	415	408
Telecom Argentina S.A.
9.50%, 07/18/31 (h)	300	325
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (g)	200	247
1.63%, 01/18/29, EUR (g)	200	218
Telefonica Emisiones S.A.
4.38%, (100, 01/19/31), EUR (f) (g)	100	113
Telefonica Europe B.V.
2.38%, (100, 02/12/29), EUR (f) (g)	200	218
5.75%, (100, 01/15/32), EUR (f) (g)	200	241
6.75%, (100, 06/07/31), EUR (f) (g)	200	250
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (g)	235	185
TELUS Corporation
6.63%, 06/09/56	655	653
TMNL Holding BV
3.75%, 01/15/29, EUR (g)	100	114
United Group B.V.
5.25%, 02/01/30, EUR (g)	100	115
6.75%, 02/15/31, EUR (g)	250	296
Uniti Group Inc.
6.50%, 02/15/29 (h)	215	213
Uniti Services LLC
8.25%, 10/01/31 (h)	410	433
7.50%, 10/15/33 (h)	570	598
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	150	164
5.63%, 04/15/32, EUR (g)	198	198
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (g)	403	443
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (g)	100	110
Wayfair LLC
7.25%, 10/31/29 (h)	200	206
7.13%, 05/31/34 (h)	125	128
Yondr Jk 1, LLC
6.88%, 06/30/31 (h)	215	216
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (h) (i)	159	159
Zegona Finance PLC
6.75%, 07/15/29, EUR (g)	180	213
Ziggo B.V.
2.88%, 01/15/30, EUR (g)	100	109
		18,907
Energy 2.9%
Archrock Partners, L.P.
6.63%, 09/01/32 (h)	315	320
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (h)	530	528
6.63%, 07/15/33 (h)	175	176
Azerbaycan Respublikasinin Dovlet Neft Sirketi
7.00%, 07/07/56 (g)	343	343
Azule Energy Finance PLC
8.13%, 01/23/30 (g)	200	201
8.13%, 01/23/30 (h)	250	251
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (h)	430	432
Boland Holdings, LLC
6.25%, 12/01/30 (h)	230	233
Borr IHC Limited
8.75%, 01/15/32 (h)	70	68
9.00%, 01/15/34 (h)	70	68
Caturus Energy, LLC
7.13%, 05/15/31 (h)	90	89
Constellation Oil Services Holding S.A.
9.38%, 11/07/29 (h)	226	237
Energy Transfer LP
7.13%, 10/01/54	370	381
Esentia Energy Development SAB DE CV
6.50%, 07/30/38 (h)	200	197
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (h)	180	190
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (h)	392	356
Genesis Energy, L.P.
7.88%, 05/15/32	525	542
Global Partners LP
6.88%, 01/15/29	140	141
8.25%, 01/15/32 (h)	265	278
7.13%, 07/01/33 (h)	100	101
Golar LNG Limited
7.50%, 10/02/30 (h)	325	329
Greenko Power II Limited
4.30%, 12/13/28 (g)	144	137
Harvest Midstream I, L.P.
7.50%, 05/15/32 (h)	340	352
Hilcorp Energy I, L.P.
6.25%, 04/15/32 (h)	345	334
8.38%, 11/01/33 (h)	160	167
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (h)	345	357
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (h)	140	139

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
JSC Uzbekneftegaz
8.75%, 05/07/30 (g)	510	549
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (h)	260	271
Kodiak Gas Services, LLC
5.88%, 04/01/31 (h)	95	95
6.50%, 10/01/33 (h)	150	152
6.75%, 10/01/35 (h)	145	149
Kosmos Energy Ltd.
8.75%, 10/01/31 (g)	200	163
Matador Resources Company
6.00%, 04/15/34 (h)	275	267
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (g)	250	258
NGL Energy Operating LLC
8.13%, 02/15/29 (h)	295	306
8.38%, 02/15/32 (h)	40	42
Oceaneering International, Inc.
6.88%, 07/15/34 (h)	235	238
Parex Resources Inc.
8.50%, 05/11/31 (h)	200	203
Petroleos de Venezuela, S.A.
0.00%, 01/01/00 (d) (e) (g)	3,060	1,110
Petroleos Mexicanos
7.69%, 01/23/50	1,920	1,790
Rockies Express Pipeline LLC
6.75%, 03/15/33 (h)	365	374
Sierracol Energy Andina, LLC
9.00%, 11/14/30 (h)	200	197
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (h)	365	361
Tecpetrol
7.63%, 11/03/30 (h)	115	119
Transocean Inc.
8.25%, 05/15/29 (h)	205	212
Transocean International Limited
7.88%, 10/15/32 (h)	160	166
USA Compression Finance Corp.
6.25%, 10/01/33 (h)	740	733
Venture Global Calcasieu Pass, LLC
6.00%, 05/01/36 (h)	120	121
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (f) (h)	75	73
9.50%, 02/01/29 (h)	180	194
7.00%, 01/15/30 (h)	120	122
8.38%, 06/01/31 (h)	180	187
6.38%, 12/15/34 (h)	45	44
6.63%, 06/15/36 (h)	45	44
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (h)	140	154
6.50%, 06/15/34 (h)	515	536
WBI Operations LLC
6.25%, 10/15/30 (h)	210	211
6.50%, 10/15/33 (h)	210	211
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (g)	300	333
		16,932
Financials 2.5%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (f) (g)	400	489
Acrisure, LLC
7.50%, 11/06/30 (h)	215	204
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (h)	130	124
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (g) (k)	300	299
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (g)	198	201
Banco Bilbao Vizcaya Argentaria S.A.
7.13%, (100, 05/08/33) (f) (k)	390	394
7.75%, (100, 01/14/32) (f) (k)	515	542
Banco Mercantil Del Norte S.A.
6.63%, (100, 01/24/32) (f) (g)	215	204
Banco Santander, S.A.
7.25%, (100, 12/03/35) (f) (k)	600	609
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (g)	240	222
8.20%, 02/13/55 (g)	810	801
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
7.63%, 02/11/35 (h)	359	371
BCI Miami
8.75%, (100, 02/08/29) (f) (h)	305	326
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (g)	200	242
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (h)	455	470
Block, Inc.
5.63%, 08/15/30 (h)	15	15
6.50%, 05/15/32	430	439
BNP Paribas
7.20%, (100, 04/17/36) (f) (h) (k)	650	652
BSF Finance
5.76%, 09/03/35	215	211
Coventry Building Society
8.75%, (100, 06/11/29), GBP (f) (g)	300	418
Deutsche Bank Aktiengesellschaft
8.13%, (100, 10/30/29), EUR (f) (g)	200	249
Dubai Islamic Bank PSC Br.
4.80%, 08/16/28 (g)	200	200
Focus Financial Partners, LLC
6.75%, 09/15/31 (h)	125	126
Hanwha Life Insurance Co., Ltd.
6.30%, 06/24/55 (h)	300	309
HSBC Holdings PLC
7.00%, (100, 09/24/35) (f) (k)	240	246
HUB International Limited
7.25%, 06/15/30 (h)	435	446
7.38%, 01/31/32 (h)	145	148
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (h)	200	202
ING Groep N.V.
4.25%, (100, 05/16/31) (f) (k)	615	556
Jane Street Group, LLC
7.13%, 04/30/31 (h)	175	181
6.75%, 05/01/33 (h)	250	257
Jerrold Finco PLC
7.50%, 06/15/31, GBP (g)	200	269
Nationwide Building Society
7.50%, (100, 12/20/30), GBP (f) (g)	300	408
Navient Corporation
4.88%, 03/15/28	140	137
OneMain Finance Corporation
6.63%, 05/15/29	545	555
6.13%, 05/15/30	110	110
Progroup AG
5.38%, 04/15/31, EUR (g)	195	227
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (h)	135	141
PT. Bank Negara Indonesia (persero)
7.15%, (100, 10/22/31) (f) (g)	200	199
Rocket Companies, Inc.
6.13%, 08/01/30 - 08/01/31 (h)	365	372
6.38%, 08/01/33 (h)	170	173
Shift4 Payments, LLC
6.75%, 08/15/32 (h)	270	270
5.50%, 05/15/33, EUR (g)	200	223
SLM Corporation
6.50%, 05/15/32	75	75
Starwood Property Trust, Inc.
6.50%, 07/01/30 (h)	690	704
Synchrony Financial
7.25%, (100, 08/15/31) (f)	560	555
U S I, Inc.
7.50%, 01/15/32 (h)	175	177
		14,748

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Consumer Staples 1.5%
AA Bond Co Limited
6.85%, 07/31/31, GBP (g)	100	139
Aegis Lux 1A S.a r.l.
5.63%, 10/29/31, EUR (g) (i)	100	116
Albertsons Companies, Inc.
5.63%, 03/31/32 (h)	375	362
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (h)	265	274
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (g)	250	294
Allied Universal Holdco LLC
3.63%, 06/01/28, EUR (g)	100	114
4.88%, 06/01/28, GBP (g)	200	263
6.00%, 06/01/29 (h)	335	333
7.88%, 02/15/31 (h)	255	267
Amber FinCo PLC
6.63%, 07/15/29, EUR (g)	200	236
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (g)	100	108
6.50%, 07/10/31, EUR (g)	100	99
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (g)	200	248
Boels Topholding B.V.
6.25%, 02/15/29, EUR (g)	125	146
5.75%, 05/15/30, EUR (g)	100	117
Champions Financing, Inc.
8.75%, 02/15/29 (h)	185	180
Co-operative Group Limited
7.50%, 07/08/26, GBP (g) (j) (l)	260	345
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (g)	250	289
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (g)	200	230
Flora Food Management B.V.
6.88%, 07/02/29, EUR (g)	250	278
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (g)	205	228
6.00%, 08/01/32 (h)	280	274
Grupo Nutresa S.A.
7.88%, (100, 10/21/31) (f) (h)	326	325
Neptune BidCo US Inc.
9.29%, 04/15/29 (h)	260	265
New Immo Holding
6.00%, 03/22/29, EUR (g)	300	352
Ontex Group
5.25%, 04/15/30, EUR (g)	200	207
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (g)	195	231
Performance Food Group, Inc.
6.13%, 09/15/32 (h)	125	127
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (g)	150	171
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (g)	211	246
4.25%, 09/01/30, EUR (g)	100	115
RAC Bond Co PLC
5.25%, 11/04/27, GBP (g)	200	262
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (f) (g)	200	225
Synergy Infrastructure Holdings, LLC
7.00%, 07/15/34 (h)	225	228
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (g)	278	325
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	370	423
Wand NewCo 3, Inc.
7.63%, 01/30/32 (h)	280	289
Williams Scotsman, Inc.
7.38%, 10/01/31 (h)	315	326
		9,057
Materials 1.5%
Ahlstrom Oyj
3.63%, 02/04/28, EUR (g)	200	227
Avient Corporation
6.25%, 11/01/31 (h)	450	455
Bond US Bidco 1 Inc.
7.13%, 06/15/33 (h)	215	217
Capstone Copper Corp.
6.75%, 03/31/33 (h)	220	222
Celanese US Holdings LLC
5.00%, 04/15/31, EUR	165	188
Celsa OpCo S.A.
8.25%, 12/15/30, EUR (g)	200	244
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (f) (h)	200	208
Century Aluminum Company
6.88%, 08/01/32 (h)	220	226
Endeavour Mining PLC
7.00%, 05/28/30 (g)	200	204
First Quantum Minerals Ltd
6.38%, 02/15/36 (h)	207	203
FMC Corporation
3.45%, 10/01/29	25	23
8.00%, 06/01/31 (h)	35	36
6.38%, 05/18/53	25	20
8.45%, 11/01/55	20	15
Fresnillo PLC
4.25%, 10/02/50 (g)	200	155
INEOS Finance PLC
6.38%, 04/15/29, EUR (g)	210	235
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (h)	860	840
Kronos International, Inc.
9.50%, 03/15/29, EUR (g)	149	168
LANXESS Aktiengesellschaft
1.75%, 03/22/28, EUR (g)	200	221
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	150	4
Magnera Corporation
7.25%, 11/15/31 (h)	200	195
Mineral Resources Limited
7.00%, 04/01/31 (h)	185	192
6.00%, 05/01/32 (h)	90	89
6.25%, 05/01/34 (h)	90	89
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (g)	560	591
Novelis Corporation
6.88%, 01/30/30 (h)	455	466
Olympus Water US Holding Corporation
7.25%, 06/15/31 (h)	70	71
6.13%, 02/15/33, EUR (g)	200	230
Samarco Mineracao S.A.
9.00%, 06/30/31 (h) (i) (j)	245	246
Sasol Financing USA LLC
8.75%, 04/10/33 (h)	230	238
Scih Salt Holdings Inc.
6.63%, 05/01/29 (h)	285	282
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (g)	100	113
Sociedad Quimica Y Minera De Chile S.A.
5.63%, 04/22/56 (h)	220	218
Taseko Mines Limited
8.25%, 05/01/30 (h)	310	324
Vedanta Resources Limited
10.88%, 09/17/29 (g)	225	239
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (h)	330	340
W. R. Grace Holdings LLC
5.63%, 08/15/29 (h)	135	127
7.38%, 03/01/31 (h)	345	346
6.63%, 08/15/32 (h)	90	87
Worthington Steel, Inc.
7.75%, 06/01/33 (h)	210	216
		8,810
Utilities 1.3%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (g)	200	234

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Alpha Generation LLC
6.75%, 10/15/32 (h)	780	794
6.25%, 01/15/34 (h)	300	295
Clearway Energy Operating LLC
5.75%, 01/15/34 (h)	140	137
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana
4.75%, 05/29/54, EUR (g)	400	464
4.63%, 09/16/54, EUR (g)	100	116
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (g)	200	224
3.38%, (100, 06/15/30), EUR (f) (g)	200	220
4.38%, (100, 01/06/31), EUR (f) (g)	400	454
7.50%, (100, 09/06/28), EUR (f) (g)	200	245
ENEL - SPA
4.50%, (100, 10/14/32), EUR (f) (g)	200	228
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (g)	400	467
NextEra Energy Capital Holdings, Inc.
6.20%, 10/01/56	335	335
6.63%, 10/01/66	335	340
NRG Energy, Inc.
6.00%, 02/01/33 (h)	320	321
Orsted A/S
5.13%, (100, 09/14/29), EUR (f) (g)	350	407
5.25%, 12/08/22, EUR (g)	150	175
Promioriente SA ESP
7.75%, 06/24/56 (h)	200	203
Saavi Energia S.a r.l.
8.88%, 02/10/35 (h)	200	219
Talen Energy Supply, LLC
6.25%, 02/01/34 (h)	375	373
6.50%, 02/01/36 (h)	100	101
UGI International, LLC
2.50%, 12/01/29, EUR (g)	200	216
Veolia Environnement
2.50%, (100, 01/20/29), EUR (f) (g)	500	551
VoltaGrid LLC
7.38%, 11/01/30 (h)	360	373
XPLR Infrastructure Operating Partners, LP
7.75%, 04/15/34 (h)	195	205
		7,697
Health Care 1.2%
1261229 B.C. Ltd.
10.00%, 04/15/32 (h)	575	582
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (g)	300	353
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (g)	150	177
7.13%, 06/15/31, EUR (g)	150	175
Community Health Systems, Inc.
10.88%, 01/15/32 (h)	80	86
9.75%, 01/15/34 (h)	35	37
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (g)	300	360
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (f) (g)	300	359
Global Medical Response, Inc.
7.38%, 10/01/32 (h)	480	497
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (g)	200	227
Grifols, S.A.
7.50%, 05/01/30, EUR (g)	338	402
Grunenthal GmbH
4.63%, 11/15/31, EUR (g)	400	459
Lifepoint Health, Inc.
7.00%, 05/01/34 (h)	315	301
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (g)	200	230
Molina Healthcare, Inc.
6.50%, 02/15/31 (h)	155	158
6.25%, 01/15/33 (h)	250	250
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (g)	200	231
7.00%, 02/21/30, EUR (g)	200	235
Ray Financing LLC
6.50%, 07/15/31, EUR (g)	200	230
Rossini S.a r.l.
6.75%, 12/31/29, EUR (g)	100	118
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (h)	405	409
Tenet Healthcare Corporation
6.00%, 11/15/33 (h)	340	343
Teva Pharmaceutical Finance Netherlands II B.V.
4.38%, 05/09/30, EUR (g)	200	232
4.13%, 06/01/31, EUR	550	632
		7,083
Real Estate 0.9%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (i)	242	311
Aroundtown S.A.
5.13%, (100, 07/03/31), EUR (f) (g)	130	140
CPI Property Group
3.75%, (100, 04/27/28), EUR (f) (g)	100	105
7.50%, (100, 03/24/31), EUR (f) (g)	204	216
4.00%, 01/22/28, GBP (g) (j) (l)	200	257
1.75%, 01/14/30, EUR (g)	150	149
6.00%, 01/27/32, EUR (g)	150	168
FIBRA Prologis
5.63%, 01/14/38 (h)	200	193
Globalworth Real Estate Investments Limited
6.25%, 03/31/30, EUR (g)	282	327
Heimstaden AB
6.75%, (100, 10/15/26), EUR (f) (g)	100	120
8.38%, 01/29/30, EUR (g)	200	239
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (f) (g)	350	398
6.25%, (100, 12/04/29), EUR (f) (g)	100	118
1.63%, 10/13/31, EUR (g)	100	101
Longfor Group Holdings Limited
3.95%, 09/16/29 (g)	200	168
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (g)	200	230
New World Development Company Limited
4.13%, 07/18/29 (g)	350	301
Park Intermediate Holdings LLC
7.00%, 02/01/30 (h)	555	567
RHP Hotel Properties, LP
6.50%, 06/15/33 (h)	85	87
5.75%, 03/15/34 (h)	150	148
Service Properties Trust
8.63%, 11/15/31 (h)	230	242
Star Holdings
8.75%, 08/01/31 (h)	300	300
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (f) (g)	400	458
		5,343
Information Technology 0.7%
Amentum Escrow Corp.
7.25%, 08/01/32 (h)	455	468
Amkor Technology, Inc.
5.88%, 10/01/33 (h)	270	270
Atos SE
9.36%, 12/18/29, EUR (g) (j)	300	393
5.20%, 12/18/30, EUR (g) (j)	97	111
Belden Inc.
4.25%, 02/01/33, EUR (g)	240	268
Cloud Software Group, Inc.
6.63%, 08/15/33 (h)	305	264
Coreweave, Inc.
9.00%, 02/01/31 (h)	170	168
9.75%, 10/01/31 (h)	135	134
Fair Isaac Corporation
6.00%, 05/15/33 (h)	130	128
6.25%, 09/15/34 (h)	120	118
MKS Inc.
4.25%, 02/15/34, EUR (g)	300	336

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33, EUR (g)	260	311
7.25%, 07/01/33 (h)	330	345
8.75%, 07/01/34 (h)	165	175
UKG Inc.
6.88%, 02/01/31 (h)	280	272
		3,761
Total Corporate Bonds And Notes (cost $135,406)		136,670
DIRECT ACCESS LENDING 15.2%
Financials 6.6%
Axonic Coinvest II, LP (g) (m)	8,000	6,831
Eiger Funding (PCC) Ltd. (g) (m)	8,107	13,359
EJF CRT 2024-R1 LLC
11.46%, (SOFR + 7.75%), 02/15/43 (a) (c) (g)	4,855	4,857
Harvest Commercial Capital, LLC
11.25%, 11/30/26 (c) (g)	10,579	10,570
Northleaf Chorus Investors LP (g) (m)	3,171	3,162
		38,779
Consumer Discretionary 3.4%
AX Southeast Loan Investor LLC (g) (m)	8,000	10,245
Riddell Sports Holdings LLC (c) (g)	5,000	5,076
Riddell Sports Holdings LLC
10.00%, 03/20/31 (a) (c) (g)	5,000	5,000
		20,321
Industrials 3.4%
Construction Finance Holdings LLC
%, 12/12/30 (a) (c) (g)	5,782	5,941
HCM 2021-1, LLC (g) (m)	12,000	11,837
Ironwood Funding XIV LLC (g) (m)	2,745	2,211
		19,989
Non-U.S. Government Agency Asset-Backed Securities 0.7%
Upgrade Master Pass-Thru Trust
Series 2025-ST1-CRT1, 0.00%, 04/15/32 (c) (g)	11,000	4,322
Communication Services 0.6%
Cutting Edge Group
11.52%, (SOFR + 8.00%), 07/31/29 (a) (c) (g)	3,314	3,271
11.67%, (SOFR + 8.00%), 07/31/29 (a) (c) (g)	178	175
		3,446
Utilities 0.5%
Southern Disposal Solutions, LLC
18.00%, 12/15/30 (a) (c) (g)	3,000	2,996
Total Direct Access Lending (cost $85,139)		89,853
CATASTROPHE BONDS 14.6%
Multi-Peril 8.7%
3264 Re Ltd.
24.76%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 21.25%), 02/07/28 (a) (h)	500	507
10.04%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.50%), 01/08/29 (a) (h)	2,000	1,990
Alamo Re Ltd.
10.94%, (1 Month Treasury + 7.25%), 06/07/28 (a) (h)	1,750	1,746
14.19%, (1 Month Treasury + 10.50%), 06/07/28 (a) (h)	500	499
Atela Re Ltd.
10.05%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 14.25%), 05/09/27 (a) (h)	750	784
Atlas Capital Designated Activity Company
10.89%, (SOFR + 7.25%), 06/07/28 (a) (h)	1,500	1,525
9.62%, (SOFR + 6.00%), 06/07/29 (a) (h)	1,000	998
Bonanza Re Ltd
9.00%, (MSILF Treasury Securities Portfolio Fund Yield + 5.50%), 12/20/27 (a) (h)	1,500	1,496
Bridge STR RE Ltd.
7.55%, (JPMorgan US Treasury Money Market Fund Yield + 4.00%), 01/07/28 (a) (h)	2,150	2,144
Four Lakes Re Ltd.
9.06%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.50%), 01/07/28 (a) (h)	1,500	1,523
Galileo Re Ltd.
8.53%, (JPMorgan US Treasury Money Market Fund Yield + 5.00%), 01/08/30 (a) (h)	2,250	2,199
Gateway Re Ltd
5.53%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 2.00%), 07/06/29 (a) (h)	750	749
Herbie Re Ltd.
10.81%, (JPMorgan US Treasury Money Market Fund Yield + 7.25%), 01/08/29 (a) (h)	2,250	2,267
14.31%, (JPMorgan US Treasury Money Market Fund Yield + 10.75%), 01/08/29 (a) (h)	1,250	1,259
Kendall Re Ltd.
9.75%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 04/30/27 (a) (h)	1,050	1,070
Kilimanjaro III Re Limited
15.54%, (3 Month Treasury + 11.75%), 07/09/29 (a) (h)	1,250	1,250
15.29%, (3 Month Treasury + 11.50%), 07/08/30 (a) (h)	1,000	1,000
Kilimanjaro Re Limited
9.80%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.25%), 06/30/28 (a) (h)	1,150	1,191
9.78%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 07/09/29 (a) (h)	500	507
Matterhorn Re Ltd
15.94%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 02/04/28 (a) (h)	1,750	1,729
15.81%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 07/07/28 (a) (h)	750	768
15.29%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 11.75%), 02/16/29 (a) (h)	750	741
18.54%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 15.00%), 02/16/29 (a) (h)	750	727
Mona Lisa RE Ltd.
11.56%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.00%), 01/08/29 (a) (h)	2,250	2,255
15.56%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.00%), 01/08/30 (a) (h)	1,500	1,514
Montoya Re Ltd.
13.03%, (JPMorgan US Treasury Money Market Fund Yield + 5.25%), 04/09/30 (a) (h)	1,250	1,259
Mystic Re IV Ltd.
7.54%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 4.00%), 01/10/28 (a) (h)	1,000	1,000
13.79%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 10.25%), 01/10/28 (a) (h)	750	749
10.44%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.90%), 01/08/29 (a) (h)	1,000	992
Northshore Re II Limited
8.54%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.00%), 04/07/28 (a) (h)	825	831
Ocelot Re Ltd.
11.29%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 7.75%), 01/07/31 (a) (h)	1,900	1,902
Residential Reinsurance 2024 Limited
8.91%, (JPMorgan US Treasury Money Market Fund Yield + 5.38%), 12/06/28 (a) (h)	1,250	1,279
10.47%, (JPMorgan US Treasury Money Market Fund Yield + 6.94%), 12/06/28 (a) (h)	1,000	1,016

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Residential Reinsurance 2025 Ltd.
6.78%, (JPMorgan US Treasury Money Market Fund Yield + 3.25%), 12/06/29 (a) (h)	1,000	1,002
Riverfront Re Ltd.
11.29%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 7.75%), 01/08/29 (a) (h)	750	776
Sanders Re II Ltd.
7.54%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 3.99%), 04/07/29 (a) (h)	1,000	1,009
8.91%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.36%), 04/07/29 (a) (h)	1,000	1,016
Sanders Re III Ltd.
9.11%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.56%), 04/07/28 (a) (h)	1,000	1,039
7.66%, (3 Month Treasury + 4.00%), 06/07/30 (a) (h)	1,250	1,248
Titania Re Ltd.
9.77%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 11/26/27 (a) (h)	2,750	2,757
Tranquil Re Ltd 2026-1 - Arthur Re Ltd
0.00%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 0.50%), 07/07/28 (a) (h)	1,000	1,000
		51,313
Storms 4.5%
Blue Ridge Re Ltd.
11.50%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 8.00%), 01/08/29 (a) (h)	500	494
Buttonwood Re Ltd.
11.53%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.00%), 05/27/29 (a) (h)	1,000	998
Cape Lookout Re Ltd.
12.22%, (Goldman Sachs Financial Square Treasury Solutions Fund Yield + 8.70%), 04/05/27 (a) (h)	1,000	997
10.42%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.90%), 03/13/28 (a) (h)	500	521
9.52%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.00%), 03/21/29 (a) (h)	750	748
Chartwell Re Ltd.
9.53%, (JPMorgan US Treasury Money Market Fund Yield + 6.00%), 06/07/28 (a) (h)	1,250	1,287
10.53%, (JPMorgan US Treasury Money Market Fund Yield + 7.00%), 06/07/28 (a) (h)	1,000	1,027
4.16%, (3 Month Treasury + 0.50%), 06/07/29 (a) (h)	750	749
FloodSmart Re Ltd.
17.86%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 14.36%), 03/12/27 (a) (h)	500	516
Gateway Re Ltd
14.03%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.50%), 07/07/27 (a) (h)	500	515
17.78%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 10.50%), 07/07/28 (a) (h)	500	522
GWS Re Ltd.
4.01%, (Dreyfus Treasury Securities Cash Management Fund Yield + 0.50%), 06/07/29 (a) (h)	1,500	1,498
Hestia Re Ltd
11.76%, (Dreyfus Treasury Securities Cash Management Fund Yield + 8.25%), 03/13/28 (a) (h)	750	765
9.54%, (1 Month Treasury + 5.75%), 04/16/29 (a) (h)	1,500	1,491
Marlon Ltd.
10.86%, (JPMorgan US Treasury Money Market Fund Yield + 7.31%), 06/07/27 (a) (h)	1,500	1,548
Meadows Ltd.
15.01%, (3 Month Treasury + 11.50%), 12/07/29 (a) (h)	1,000	974
15.76%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 12.25%), 12/07/29 (a) (h)	1,750	1,756
Meritage Re Ltd.
9.01%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 5.50%), 03/08/29 (a) (h)	1,000	1,012
Nature Coast Re Ltd.
11.68%, (3 Month Treasury + 8.00%), 02/26/30 (a) (h)	1,000	1,007
Palm Re Ltd.
11.25%, (Dreyfus Treasury Securities Cash Management Fund Yield + 7.75%), 06/07/28 (a) (h)	750	765
Purple Re Ltd.
10.79%, (JPMorgan US Treasury Money Market Fund Yield + 7.25%), 06/07/28 (a) (h)	1,750	1,829
11.29%, (JPMorgan US Treasury Money Market Fund Yield + 7.75%), 06/07/28 (a) (h)	500	512
Sabine RE Ltd.
9.17%, (1 Month Treasury + 5.50%), 04/08/30 (a) (h)	1,000	995
Windrose Re Ltd.
8.76%, (HSBC US Treasury Money Market Fund Yield + 5.25%), 02/13/29 (a) (h)	1,000	998
11.65%, (3 Month Treasury + 8.00%), 02/13/29 (a) (h)	1,250	1,245
Winston Re Ltd.
13.71%, (Dreyfus Treasury Securities Cash Management Fund Yield + 10.21%), 02/26/27 (a) (h)	1,300	1,332
9.52%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.00%), 05/04/29 (a) (h)	750	754
		26,855
Earthquakes 1.1%
Torrey Pines Re Ltd.
10.03%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.50%), 06/07/28 (a) (h)	500	516
Turris Re Ltd.
5.95%, (JPMorgan US Treasury Money Market Fund Yield + 2.40%), 01/08/29 (a) (h)	600	599
Ursa Re II Ltd
11.25%, (3 Month Treasury + 7.75%), 06/07/28 (a) (h)	500	514
12.53%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.00%), 06/07/28 (a) (h)	1,250	1,314
8.50%, (3 Month Treasury + 5.00%), 12/07/29 (a) (h)	750	758
Veraison Re Ltd.
7.01%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 3.50%), 03/08/28 (a) (h)	1,500	1,513
8.51%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 5.00%), 03/08/28 (a) (h)	1,000	1,010
		6,224
Cyber 0.2%
PoleStar Re Ltd.
12.53%, (3 Month Treasury + 9.00%), 01/08/29 (a) (h)	1,000	1,009
Earthquakes & Storms 0.1%
Torrey Pines Re Ltd.
9.65%, (1 Month Treasury + 6.00%), 06/07/29 (a)	500	511
Total Catastrophe Bonds (cost $85,231)		85,912
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.9%
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.53%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	100	100

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	220	195
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	342
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	330
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (a)	298	252
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (a)	55	56
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-D-5MW, REMIC, 6.37%, 10/11/30 (a)	113	114
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	256
Business Jet Securities 2024-1, LLC
Series 2024-B-1A, 6.92%, 05/15/30	185	183
Business Jet Securities 2026-1, LLC
Series 2026-C-1A, 8.18%, 06/15/41	550	553
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.32%, (1 Month Term SOFR + 2.69%), 03/15/29 (a)	70	70
BX Commercial Mortgage Trust 2026-XL6
Series 2026-D-XL6, REMIC, 5.73%, (1 Month Term SOFR + 2.10%), 03/15/28 (a)	115	115
BX Trust
Series 2024-C-BIO, REMIC, 6.27%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	278	276
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.51%, (1 Month Term SOFR + 2.89%), 06/15/41 (a)	96	95
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.63%, (1 Month Term SOFR + 3.00%), 12/16/30 (a)	384	383
BX Trust 2026-OPTM
Series 2026-D-OPTM, REMIC, 5.63%, (1 Month Term SOFR + 2.00%), 03/15/28 (a)	255	253
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (j)	355	347
CFCRE 2016-C4 Mortgage Trust
Series 2016-D-C4, REMIC, 4.42%, 05/10/58 (a)	291	281
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-SFT, REMIC, 7.32%, 04/17/30 (a)	546	554
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (a)	911	886
COMM 2025-167G Mortgage Trust
Series 2025-E-167G, REMIC, 8.47%, 08/12/30 (a) (n)	557	559
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 6.67%, (1 Month Term SOFR + 3.04%), 08/15/41 (a)	242	242
Consolidated Communications LLC
Series 2025-C-1A, 9.41%, 05/20/30	486	507
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	287	284
DC Office Trust 2019-MTC
Series 2019-D-MTC, REMIC, 3.07%, 11/17/29 (a)	387	335
ELM Trust 2024-ELM
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (a)	325	324
Elmwood CLO 21 Ltd
Series 2022-ER2-8A, 9.02%, (3 Month Term SOFR + 0.00%), 10/15/38 (a)	1,000	1,001
Elmwood CLO 34 Ltd
Series 2024-E-10A, 9.03%, (3 Month Term SOFR + 5.35%), 10/19/37 (a)	3,500	3,508
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.57%, 05/12/49 (a)	286	273
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	185	164
GS Mortgage Securities Trust 2018-GS10
Series 2018-C-GS10, REMIC, 4.43%, 07/12/28 (a)	40	36
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (a)	568	480
J.P. Morgan Mortgage Trust 2025-VIS2
Series 2025-E-40A, 8.92%, (3 Month Term SOFR + 5.25%), 07/25/38 (a)	1,000	1,001
Lighthouse Park CLO Ltd
Series 2025-E-1A, REMIC, 8.32%, (3 Month Term SOFR + 4.65%), 10/26/37 (a)	1,500	1,502
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 7.57%, 10/18/30 (a) (n)	510	508
Magnetite Xlii Ltd
Series 2024-E-42A, 8.67%, (3 Month Term SOFR + 5.00%), 01/25/38 (a)	2,125	2,123
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	695	708
Series 2026-C-1A, 7.10%, 04/20/31	582	584
MidOcean Credit CLO XVIII LLC
Series 2025-E-18A, 9.07%, (3 Month Term SOFR + 0.00%), 10/18/35 (a)	1,000	1,000
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM2
Series 2025-M1-NQM2, 6.52%, 01/25/70 (a)	822	827
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (j)	513	517
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (h) (j)	643	647
OBX 2025-HE1 Trust
Series 2025-M2-HE1, 5.95%, (SOFR 30-Day Average + 2.15%), 02/25/55 (a)	266	268
OHA Credit Partners Ltd
Series 2024-E-17A, 8.68%, (3 Month Term SOFR + 5.00%), 01/19/38 (a)	2,000	1,966
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	106	102
Oryx Funding LLC
Series 2026-A2-1A, 6.30%, 06/05/56	1,028	1,031
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (a)	358	357
QTS Issuer ABS II LLC
Series 2026-B-4A, 6.73%, 03/05/31	535	527
RAD CLO 31 Ltd
Series 2025-D-31A, 9.08%, (3 Month Term SOFR + 5.40%), 04/18/39 (a)	2,500	2,476
RR 35 LTD
Series 2024-D-35A, 9.02%, (3 Month Term SOFR + 5.35%), 01/15/40 (a)	2,250	2,251
SFO Commercial Mortgage Trust 2021-555
Series 2021-D-555, REMIC, 6.14%, (1 Month Term SOFR + 2.51%), 05/15/28 (a)	410	409
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	200	202
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	188	187
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	346	344
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.33%, (1 Month Term SOFR + 2.70%), 01/18/39 (a)	385	384
VB-S1 Issuer, LLC
Series 2026-F-1A, 6.84%, 03/15/31	477	479
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (a)	270	273
Volofin Finance (Ireland) Designated Activity Company
Series 2024-B-1A, 6.21%, 11/17/31	117	117
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	143	132

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

	Shares/Par[1]	Value ($)
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (j)	274	269
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,513)		34,545
GOVERNMENT AND AGENCY OBLIGATIONS 3.7%
Sovereign 3.4%
Arab Republic of Egypt
8.70%, 03/01/49 (g)	1,630	1,606
Democratic Socialist Republic of Sri Lanka
3.60%, 02/15/38 (g) (j)	700	705
3.60%, 02/15/38 (h) (j)	601	605
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	310	331
6.50%, 11/26/38, EUR	404	484
Federal Government of Nigeria
8.75%, 01/21/31 (g)	590	631
8.63%, 01/13/36 (g)	200	217
7.70%, 02/23/38 (g)	1,370	1,396
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (g) (j)	1,503	1,244
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (g)	560	597
Gobierno De La Republica De Honduras
8.63%, 11/27/34 (g)	930	1,075
Gobierno de la Republica del Ecuador
6.90%, 07/31/35 (g) (j)	770	706
Government of Commonwealth of the Bahamas
8.95%, 10/15/32 (g)	200	225
8.25%, 06/24/36 (g)	860	965
Government of Ghana
5.00%, 07/03/35 (h) (j)	434	402
Government of the People's Republic of Benin
7.96%, 02/13/38 (g)	520	552
Government of the Republic of Zambia
5.75%, 06/30/33 (g) (j)	563	554
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (g)	650	732
6.63%, 03/22/48, EUR (g)	1,410	1,553
Presidencia De La Nacion
0.75%, 07/09/30 (j)	643	569
4.13%, 07/09/35 (j)	660	529
3.50%, 07/09/41 (j)	410	307
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (g)	340	358
Republic of Suriname, Government of the
8.50%, 11/06/35 (g)	300	327
Republica de Angola
9.38%, 03/31/33 (g)	330	337
9.88%, 03/31/37	330	340
Romania, Government of
6.38%, 09/18/33, EUR (g)	1,481	1,797
5.75%, 07/04/36 (g)	82	78
South Africa, Parliament of
5.75%, 09/30/49	1,090	924
		20,146
Collateralized Mortgage Obligations 0.3%
Freddie Mac MSCR Trust MN1
Series 2026-B1-MN14, REMIC, 7.89%, (SOFR 30-Day Average + 4.30%), 06/25/36 (a)	1,543	1,543
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 6.48%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	242	245
		1,788
Total Government And Agency Obligations (cost $20,084)		21,934
WARRANTS 0.0%
Construction Finance Holdings LLC (c) (d)	83	125
Total Warrants (cost $0)		125
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 3.53% (o) (p)	15,560	15,560
Total Short Term Investments (cost $15,560)		15,560
Total Investments 100.9% (cost $597,050)		595,414
Other Derivative Instruments 0.1%		626
Other Assets and Liabilities, Net (1.0)%		(5,937)
Total Net Assets 100.0%		590,103

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(d) Non-income producing security.

(e) As of June 30, 2026, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the value and the percentage of net assets of these securities was $157,103 and 26.6% of the Fund.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2026.

(m) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Construction Finance Holdings LLC	4,218	—
CP Iris HoldCo I, Inc., 2025 Delayed Draw Term Loan, SOFR + 4.00%	57	(3)
Cutting Edge Group, SOFR + 8.00%	966	8
Ironwood Funding XIV LLC	1,431	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Unfunded Commitments (continued)
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Northleaf Chorus Investors LP	4,329	—
Radiate Holdco, LLC, 2025 Delayed Draw Term Loan, 1 Month Term SOFR + 4.00%	670	(1)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	133	(1)
	11,804	3

Investment Interests
		Lockup Period	Redemption Notice	Termination Date
AX Southeast Loan Investor LLC	An off-market, fund-level NAV loan to a multi-family owner/developer.	N/A	N/A	N/A
Axonic Coinvest II, LP	Controlling tranches of a CMBS SASB securitization backed by department stores.	N/A	N/A	03/31/26
Eiger Funding (PCC) Ltd.	Mezzanine loan backed by a London hotel with ~200 keys.	Termination	N/A	01/21/28†
HCM 2021-1, LLC	A special purpose vehicle ("SPV") that invests in the subordinated bonds of Freddie Mac Small Balance Loans ("SBL") multifamily securitization at new issue.	9 Months	6 months	N/A
Ironwood Funding XIV LLC	A senior secured draw down debt facility to a consumer NPL buyer to fund the purchase of charged-off consumer receivables, alongside the originator, an asset-based credit manager.	Termination	N/A	08/01/28†
Northleaf Chorus Investors LP	A preferred equity transaction to a music royalties platform to support the acquisition of royalty assets in a recently established investment pool.	Termination	N/A	03/19/30†

†Termination date represents the expected maturity of underlying investments held by the entity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	216	234	—
AA Bond Co Limited, 6.85%, 07/31/31	10/23/24	132	139	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	02/19/25	442	465	0.1
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/28/25	429	489	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	227	246	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	03/26/26	179	180	—
Aegis Lux 1A S.a r.l., 5.63%, 10/29/31	04/20/26	119	116	—
Ahlstrom Oyj, 3.63%, 02/04/28	05/14/24	212	227	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	215	235	—
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	07/23/25	302	294	0.1
Allied Universal Holdco LLC, 3.63%, 06/01/28	10/16/25	116	114	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	11/20/25	262	263	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	219	239	0.1
Altice France, 5.50%, 10/15/31	10/13/25	357	364	0.1
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	221	236	—
Arab Republic of Egypt, 8.70%, 03/01/49	07/17/25	1,355	1,606	0.3
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/15/25	165	169	—
Ardagh Metal Packaging Finance Public Limited Company, 5.00%, 01/30/31	03/20/26	344	345	0.1
Aroundtown S.A., 5.13% (callable at 100, 07/03/31)	04/21/26	146	140	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	401	412	0.1
Atos SE, 9.36%, 12/18/29	02/19/25	344	393	0.1
Atos SE, 5.20%, 12/18/30	01/21/26	117	111	—
AX Southeast Loan Investor LLC	11/08/24	8,000	10,245	1.7
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	299	0.1
Axonic Coinvest II, LP	10/01/24	6,920	6,831	1.2
Azelis Finance, 4.75%, 09/25/29	05/21/25	236	232	—
Azerbaycan Respublikasinin Dovlet Neft Sirketi, 7.00%, 07/07/56	06/30/26	343	343	0.1
Azule Energy Finance PLC, 8.13%, 01/23/30	04/09/26	203	201	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/19/25	224	217	—
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	06/20/25	201	201	—
Banco Mercantil Del Norte S.A., 6.63% (callable at 100, 01/24/32)	10/22/24	199	204	—
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	221	222	—
Banque Ouest Africaine De Developpement, 8.20%, 02/13/55	10/09/25	833	801	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	305	353	0.1
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	12/10/25	112	108	—
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31	11/27/25	109	99	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	11/25/25	297	290	0.1
Belden Inc., 4.25%, 02/01/33	04/21/26	278	268	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	10/23/24	257	248	0.1
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/10/25	248	242	0.1
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	136	146	—
Boels Topholding B.V., 5.75%, 05/15/30	05/21/25	116	117	—
Boots Group Finco LP, 5.38%, 08/31/32	10/16/25	240	234	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	483	504	0.1
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	132	136	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceconomy AG, 6.25%, 07/15/29	10/22/24	360	388	0.1
Celsa OpCo S.A., 8.25%, 12/15/30	02/20/26	247	244	0.1
Cesar S.P.A., 6.50%, 09/30/31	01/07/25	280	291	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	02/19/25	169	177	—
Cheplapharm Arzneimittel GmbH, 7.13%, 06/15/31	05/14/26	179	175	—
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	11/26/25	298	295	0.1
CMA CGM, 5.00%, 01/15/31	10/06/25	119	116	—
Construction Finance Holdings LLC, 12/12/30	12/15/25	5,782	5,941	1.0
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	331	345	0.1
Coventry Building Society, 8.75% (callable at 100, 06/11/29)	01/28/25	382	418	0.1
CPI Property Group, 3.75% (callable at 100, 04/27/28)	06/17/25	104	105	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	216	—
CPI Property Group, 4.00%, 01/22/28	10/22/24	247	257	0.1
CPI Property Group, 1.75%, 01/14/30	10/23/24	144	149	—
CPI Property Group, 6.00%, 01/27/32	04/21/26	175	168	—
CPUK Mortgage Finance Limited, 6.88%, 08/28/32	04/21/26	344	334	0.1
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	220	235	—
CTEC II GmbH, 5.25%, 02/15/30	10/23/24	211	218	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/02/25	298	289	0.1
Cutting Edge Group, 11.52%, 07/31/29	07/02/25	111	109	—
Cutting Edge Group, 11.52%, 07/31/29	04/02/24	3,159	3,162	0.5
Cutting Edge Group, 11.67%, 07/31/29	06/01/24	178	175	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	10/23/24	112	120	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/04/25	234	230	—
Democratic Socialist Republic of Sri Lanka, 3.60%, 02/15/38	11/04/25	652	705	0.1
Deuce Finco PLC, 7.00%, 11/20/31	04/21/26	135	135	—
Deutsche Bank Aktiengesellschaft, 8.13% (callable at 100, 10/30/29)	01/28/25	218	249	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	03/06/25	338	350	0.1
Digicel International Finance Limited, 8.63%, 08/01/32	03/27/26	202	206	—
Dovalue S.P.A., 5.38%, 11/15/31	01/22/26	121	115	—
Dubai Islamic Bank PSC Br., 4.80%, 08/16/28	03/24/26	199	200	—
Dufry One B.V., 4.50%, 05/23/32	07/17/25	296	292	0.1
Edge Finco PLC, 8.13%, 08/15/31	05/21/25	279	276	0.1
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana, 4.75%, 05/29/54	07/09/24	451	464	0.1
EDP-Energias de Portugal Sociedade Anonima Sucursal en Espana, 4.63%, 09/16/54	09/01/25	120	116	—
Eiger Funding (PCC) Ltd.	02/04/25	10,126	13,359	2.3
Eircom Limited, 5.00%, 04/30/31	03/20/26	231	231	—
EJF CRT 2024-R1 LLC, 11.46%, 02/15/43	07/15/24	4,810	4,857	0.8
Electricite de France, 2.63% (callable at 100, 12/01/27)	11/20/25	225	224	—
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/02/25	226	220	—
Electricite de France, 4.38% (callable at 100, 01/06/31)	04/09/26	464	454	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	224	245	0.1
Elior Group, 5.63%, 03/15/30	05/15/25	225	223	—
Endeavour Mining PLC, 7.00%, 05/28/30	10/16/25	206	204	—
ENEL - SPA, 4.50% (callable at 100, 10/14/32)	01/22/26	238	228	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	104	111	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	10/22/24	345	360	0.1
Eroski Sociedad Cooperativa, 5.75%, 05/15/31	04/20/26	245	238	—
Essendi S.A., 5.50%, 11/15/31	08/08/25	238	231	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	330	359	0.1
Federal Government of Nigeria, 8.75%, 01/21/31	10/22/24	590	631	0.1
Federal Government of Nigeria, 8.63%, 01/13/36	11/05/25	200	217	—
Federal Government of Nigeria, 7.70%, 02/23/38	06/04/25	1,194	1,396	0.2
Fibercop S.P.A., 5.38%, 04/15/31	06/26/26	118	118	—
Flora Food Management B.V., 6.88%, 07/02/29	10/23/24	280	278	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	164	174	—
FNAC Darty, 6.00%, 04/01/29	10/23/24	232	235	—
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	324	328	0.1
Forvia, 5.38%, 03/15/31	04/20/26	235	227	—
Forvia, 5.50%, 06/15/31	06/20/24	395	409	0.1
Fresnillo PLC, 4.25%, 10/02/50	03/17/25	146	155	—
Fressnapf Holding SE, 5.25%, 10/31/31	01/07/25	385	407	0.1
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	04/20/26	237	228	—
Gatwick Airport Finance PLC, 6.00%, 11/21/30	01/22/26	272	263	0.1
Globalworth Real Estate Investments Limited, 6.25%, 03/31/30	01/09/25	291	327	0.1
Gobierno de la Provincia de Buenos Aires, 6.63%, 09/01/37	06/04/25	1,115	1,244	0.2
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	02/19/25	582	597	0.1
Gobierno De La Republica De Honduras, 8.63%, 11/27/34	05/20/25	988	1,075	0.2
Gobierno de la Republica del Ecuador, 6.90%, 07/31/35	07/17/25	583	706	0.1
Government of Commonwealth of the Bahamas, 8.95%, 10/15/32	05/01/26	226	225	—
Government of Commonwealth of the Bahamas, 8.25%, 06/24/36	06/17/25	887	965	0.2
Government of the People's Republic of Benin, 7.96%, 02/13/38	08/19/25	514	552	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government of the Republic of Zambia, 5.75%, 06/30/33	07/17/25	525	554	0.1
Greenko Power II Limited, 4.30%, 12/13/28	07/17/25	137	137	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	10/23/24	219	227	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	390	402	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	434	459	0.1
Harvest Commercial Capital, LLC, 11.25%, 11/30/26	07/31/25	10,579	10,570	1.8
HCM 2021-1, LLC	09/18/24	11,661	11,837	2.0
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	120	—
Heimstaden AB, 8.38%, 01/29/30	08/04/25	241	239	—
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	398	0.1
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	09/01/25	120	118	—
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	94	101	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	02/19/25	461	467	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	04/21/26	411	402	0.1
INEOS Finance PLC, 6.38%, 04/15/29	04/21/26	240	235	—
Ironwood Funding XIV LLC	08/23/24	2,298	2,211	0.4
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	05/21/25	342	342	0.1
Jerrold Finco PLC, 7.50%, 06/15/31	08/04/25	273	269	0.1
JSC Uzbekneftegaz, 8.75%, 05/07/30	10/09/25	541	549	0.1
Kier Group PLC, 9.00%, 02/15/29	02/19/25	271	275	0.1
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	10/31/25	120	117	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	02/19/25	107	118	—
Kosmos Energy Ltd., 8.75%, 10/01/31	04/23/26	180	163	—
Kronos International, Inc., 9.50%, 03/15/29	10/22/24	171	168	—
LANXESS Aktiengesellschaft, 1.75%, 03/22/28	03/26/26	222	221	—
LHMC Finco 2 S.A R.L., 8.63%, 05/15/30	01/12/26	119	117	—
Longfor Group Holdings Limited, 3.95%, 09/16/29	03/12/26	167	168	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	145	4	—
Maison Finco PLC, 7.25%, 04/30/32	04/20/26	196	191	—
Maya, 5.63%, 10/15/28	03/20/26	232	230	—
Maya, 6.88%, 04/15/31	02/19/25	228	240	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/23/26	258	258	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/10/25	238	230	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	10/22/24	257	263	0.1
MKS Inc., 4.25%, 02/15/34	03/20/26	339	336	0.1
Motel One GmbH, 7.75%, 04/02/31	05/21/25	192	194	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/14/25	237	230	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	01/28/25	375	408	0.1
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati, 6.95%, 10/17/31	10/09/25	596	591	0.1
New Immo Holding, 6.00%, 03/22/29	03/06/25	342	352	0.1
New World Development Company Limited, 4.13%, 07/18/29	01/20/26	290	301	0.1
Nexans, 4.25%, 03/11/30	03/06/25	339	349	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	05/21/25	230	231	—
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30	08/29/25	240	235	—
Nissan Motor Co., Ltd., 5.25%, 07/17/29	10/16/25	178	173	—
Northleaf Chorus Investors LP	03/27/25	3,171	3,162	0.5
Oak-Eagle AcquireCo, Inc., 6.25%, 07/01/33	05/22/26	314	311	0.1
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	140	152	—
Olympus Water US Holding Corporation, 6.13%, 02/15/33	12/15/25	234	230	—
Ontex Group, 5.25%, 04/15/30	02/17/26	234	207	—
Optics BidCo S.p.A., 6.88%, 02/15/28	10/23/24	113	119	—
Optics BidCo S.p.A., 1.63%, 01/18/29	07/18/25	222	217	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	02/05/25	385	407	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	175	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	233	231	—
Paprec Holding, 4.50%, 07/15/32	10/06/25	238	228	—
Petroleos de Venezuela, S.A., 0.00%, 01/01/00	05/06/26	1,188	1,110	0.2
Pinewood Finco PLC, 6.00%, 03/27/30	05/29/25	195	192	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	259	275	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	02/19/25	678	732	0.1
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,265	1,553	0.3
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	08/19/25	360	358	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	156	171	—
Progroup AG, 5.38%, 04/15/31	10/23/24	203	227	—
Prosus N.V., 3.83%, 02/08/51	12/04/23	239	262	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	02/05/25	327	348	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/02/25	365	355	0.1
PT. Bank Negara Indonesia (persero), 7.15% (callable at 100, 10/22/31)	04/15/26	200	199	—
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	207	205	—
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	252	246	0.1
Q-Park Holding I B.V., 4.25%, 09/01/30	08/06/25	118	115	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/06/23	247	262	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	225	—
Ray Financing LLC, 6.50%, 07/15/31	10/23/24	230	230	—
Renault, 3.88%, 09/30/30	04/21/26	235	228	—
Republic of Suriname, Government of the, 8.50%, 11/06/35	10/30/25	300	327	0.1
Republica de Angola, 9.38%, 03/31/33	04/22/26	341	337	0.1
Riddell Sports Holdings LLC	05/15/26	4,950	5,076	0.9
Riddell Sports Holdings LLC, 10.00%, 03/20/31	05/15/26	4,975	5,000	0.9
Romania, Government of, 6.38%, 09/18/33	02/19/25	1,772	1,797	0.3
Romania, Government of, 5.75%, 07/04/36	02/25/26	82	78	—
Rossini S.a r.l., 6.75%, 12/31/29	05/21/25	117	118	—
Schaeffler AG, 4.50%, 03/28/30	10/23/24	677	694	0.1
SES, 3.50%, 01/14/29	06/26/26	226	226	—
Shift4 Payments, LLC, 5.50%, 05/15/33	10/16/25	242	223	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	118	113	—
SoftBank Group Corp., 5.25%, 10/10/29	02/05/26	336	326	0.1
Southern Disposal Solutions, LLC, 18.00%, 12/15/30	12/10/25	2,985	2,996	0.5
Stellantis N.V., 6.88% (callable at 100, 12/16/33)	05/13/26	527	508	0.1
Studio City Finance Limited, 6.50%, 01/15/28	10/10/25	250	249	0.1
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	233	225	—
Sunrise FinCo I B.V., 4.63%, 05/15/32	04/21/26	293	285	0.1
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	02/05/25	333	348	0.1
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/02/25	334	325	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	229	247	0.1
Telecom Italia S.p.A., 1.63%, 01/18/29	06/26/26	218	218	—
Telefonica Emisiones S.A., 4.38% (callable at 100, 01/19/31)	04/20/26	117	113	—
Telefonica Europe B.V., 2.38% (callable at 100, 02/12/29)	07/02/25	223	218	—
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	241	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	235	250	0.1
Telefonica Moviles Chile S.A., 3.54%, 11/18/31	06/01/26	187	185	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/23/24	233	232	—
TMNL Holding BV, 3.75%, 01/15/29	07/18/25	116	114	—
Toucan Finco Ltd., 8.25%, 05/15/30	01/22/26	173	157	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	306	299	0.1
UGI International, LLC, 2.50%, 12/01/29	10/23/24	214	216	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	12/15/25	479	458	0.1
United Group B.V., 5.25%, 02/01/30	12/05/23	102	115	—
United Group B.V., 6.75%, 02/15/31	10/23/24	287	296	0.1
Upgrade Master Pass-Thru Trust, Series 2025-ST1-CRT1, 0.00%, 04/15/32	03/31/25	5,434	4,322	0.7
Valeo, 4.50%, 04/11/30	02/19/25	332	347	0.1
Valeo, 5.13%, 05/20/31	09/04/25	361	354	0.1
Valeo, 4.63%, 03/23/32	11/20/25	115	114	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/03/25	229	239	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	02/19/25	540	551	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	410	423	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	07/02/25	187	164	—
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	09/01/25	231	198	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	426	443	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	07/18/25	109	110	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	333	0.1
Zegona Finance PLC, 6.75%, 07/15/29	02/19/25	206	213	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	105	113	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	07/02/25	117	118	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	99	109	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	07/31/25	116	121	—
Ziggo B.V., 2.88%, 01/15/30	11/20/25	110	109	—
		151,743	158,647	26.9

Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	10,816	53,174	48,430	87	—	—	15,560	2.6

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Summary of Investments by Country^	Total Long Term Investments
United States of America	67.1%
Bermuda	12.6
United Kingdom	3.9
Cayman Islands	1.9
France	1.8
Germany	1.4
Netherlands	0.9
Spain	0.7
Canada	0.7
Mexico	0.6
Argentina	0.5
Multi-National	0.5
Ireland	0.5
Italy	0.4
Cote D'Ivoire	0.4
Nigeria	0.4
Romania	0.4
Sweden	0.3
Colombia	0.3
Egypt	0.3
Sri Lanka	0.2
Bahamas	0.2
South Africa	0.2
Uzbekistan	0.2
Angola	0.2
Venezuela	0.2
Honduras	0.2
Chile	0.2
Portugal	0.2
Czech Republic	0.2
Israel	0.1
India	0.1
Brazil	0.1
Switzerland	0.1
Guatemala	0.1
Belgium	0.1
Zambia	0.1
Japan	0.1
Ecuador	0.1
Luxembourg	0.1
Denmark	0.1
Ghana	0.1
Benin	0.1
China	0.1
Finland	0.1
Indonesia	0.1
Australia	0.1
Dominican Republic	0.1
Azerbaijan	0.1
Peru	0.1
Norway	0.1
Suriname	0.1
South Korea	0.1
Hong Kong	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	359	September 2026	39,215	(107)	236
United States 10 Year Ultra Bond	270	September 2026	29,989	(105)	377
United States 5 Year Note	745	October 2026	79,546	(140)	204
United States Long Bond	7	September 2026	772	(5)	22
				(357)	839

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2026

Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro BOBL	(105)	September 2026	EUR	(12,054)	2	(70)
Euro Bund	(50)	September 2026	EUR	(6,304)	4	(73)
Euro Buxl 30 Year Bond	(2)	September 2026	EUR	(218)	1	(5)
Euro OAT	(17)	September 2026	EUR	(2,030)	3	(11)
Euro Schatz	(38)	September 2026	EUR	(4,019)	—	(8)
Long Gilt	(13)	September 2026	GBP	(1,134)	8	(34)
United States 2 Year Note	(222)	October 2026		(45,727)	26	(34)
					44	(235)

Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BCL	07/15/26	EUR	12,146	13,886	(259)
EUR/USD	GSC	07/15/26	EUR	3,788	4,331	(83)
EUR/USD	SCB	07/15/26	EUR	4,978	5,692	(108)
GBP/USD	CIT	07/15/26	GBP	5,711	7,575	(10)
GBP/USD	GSC	07/15/26	GBP	228	302	(3)
USD/EUR	CIT	07/15/26	EUR	(56,420)	(64,502)	1,196
USD/EUR	SCB	07/15/26	EUR	(4,537)	(5,187)	153
USD/GBP	BCL	07/15/26	GBP	(18,156)	(24,083)	34
USD/GBP	CIT	07/15/26	GBP	(222)	(295)	5
USD/GBP	SCB	07/15/26	GBP	(500)	(663)	12
USD/GBP	SSB	07/15/26	GBP	(98)	(130)	2
					(63,074)	939

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2026

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts. Private Funds can represent number of shares issued or contributed capital to date.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A/S.P.A - Joint-Stock Company

US/U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc. CIT - Citibank, Inc GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: trading characteristics; broker quotes; credit ratings; call features; yield; credit quality; coupon rate; maturity; type of issue; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as yield; credit quality; interest rates; coupon rate; maturity; type of issue; and call features among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2026

options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2026 by valuation level.

-

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)

Assets - Securities
Senior Floating Rate Instruments	—	204,608	6,207	—	210,815
Corporate Bonds And Notes	—	136,670	—	—	136,670
Direct Access Lending[2]	—	—	42,216	47,645	89,861
Catastrophe Bonds	—	85,912	—	—	85,912
Non-U.S. Government Agency Asset-Backed Securities	—	34,545	—	—	34,545
Government And Agency Obligations	—	21,934	—	—	21,934
Warrants	—	—	125	—	125
Short Term Investments	15,560	—	—	—	15,560
	15,560	483,669	48,548	47,645	595,422
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(5)	—	—	(5)
	—	(5)	—	—	(5)

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
(continued)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	839	—	—	—	839
Open Forward Foreign Currency Contracts	—	1,402	—	—	1,402
	839	1,402	—	—	2,241
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(235)	—	—	—	(235)
Open Forward Foreign Currency Contracts	—	(463)	—	—	(463)
	(235)	(463)	—	—	(698)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2026:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Deprecia-tion) on Investments Held at End of Period[2] ($)

Jackson Credit Opportunities Fund

Direct Access Lending	32,165	—	—	3	—	10,877	(816)	42,208	(21)
Senior Floating Rate Instruments	9,104	1,470	3,525	8	—	—	(712)	6,207	(138)
Warrants	132	—	—	—	—	—	—	125	(7)
Common Stocks	—	—	—	—	—	—	—	—	—
	41,401	1,470	3,525	11	—	10,877	(1,528)	48,540	(166)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held June 30, 2026.

The following table summarizes the significant unobservable inputs used to determine Level 3 fair value measurements:

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Direct Access Lending	42,208	Income Approach	Discount Rate	9.00% - 50.00% (15.40%)
Senior Floating Rate Instruments	4,789	Market Approach	Bid price	90.00 - 100.50 (97.21)
Senior Floating Rate Instruments	1,418	Income Approach	Discount Rate	9.18% – 9.46% (9.29%)
	6,207
Warrants	125	Market Approach	Volatility	50.00% (N/A)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may

Jackson Credit Opportunities Fund

Notes to Schedule of Investments (in thousands)

June 30, 2026

include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.